Note 12 - Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
December 31,

2018	269
2019	215
2020	177
2021	105
2022 and thereafter	47
Total minimum lease payments	813
Less: amount representing interest	(30)
Present value of minimum lease payments	783
Less: current portion	(255)
Long-term portion	528

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	France	Japan	USA

2018	321	33	47
2019	321	-	48
2020	321	-	50
2021	321	-	4
2022 and thereafter	1,115	-	-
Total	2,399	33	149